UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA November 4, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: 1,287,700 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 9/30/10


Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				 Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------ ----- ------ -----  ----   -----   ----



AES Corp.                    COMMON   00130H105         527    46475 SH       X                  46,475              0
ARM HLDGS PLC         SPONSORED ADR   042068106         564    30040 SH       X                  30,040              0
Aaron's Inc.                 COMMON   002535201       15067   816620 SH       X                 618,461        198,159
Acme Packet Inc.             COMMON   004764106       29913   788419 SH       X                 597,052        191,367
Allergan, Inc.               COMMON   018490102         734    11027 SH       X                  11,027              0
Amgen Inc.                   COMMON   031162100         599    10868 SH       X                  10,338            530
Analogic Corp.               COMMON   032657207       17426   388274 SH       X                 293,902         94,372
BB&T Corp                    COMMON   054937107         664    27560 SH       X                  27,560              0
BJ's Restaurants Inc.        COMMON   09180C106       27389   972635 SH       X                 736,461        236,174
Bank of the Ozarks           COMMON   063904106       25922   698888 SH       X                 528,964        169,924
Bill Barrett Corp.           COMMON   06846N104       22008   611337 SH       X                 462,747        148,590
Biomed Realty Trust REIT     COMMON   09063H107       23739  1324684 SH       X               1,002,958        321,726
Blackboard Inc.              COMMON   091935502       20068   556822 SH       X                 420,505        136,317
Blue Nile Inc.               COMMON   09578R103       15203   341721 SH       X                 258,800         82,921
Boeing Co.                   COMMON   097023105         685    10302 SH       X                  10,302              0
BorgWarner Inc.              COMMON   099724106         821    15598 SH       X                  14,963            635
CarMax Inc.                  COMMON   143130102        1017    36490 SH       X                  33,610          2,880
Cbeyond Inc.                 COMMON   149847105       18995  1480497 SH       X               1,120,647        359,850
Cerner Corp.                 COMMON   156782104         933    11114 SH       X                  10,419            695
Chicago Bridge & Iron Co.N Y REG SH   167250109       12997   531592 SH       X                 401,854        129,738
Colfax Corp.                 COMMON   194014106       15996  1075734 SH       X                 814,395        261,339
Colonial PPTYS TR    COM SH BEN INT   195872106       21070  1301448 SH       X                 975,386        326,062
DSW Inc.                     COMMON   23334L102       23543   820304 SH       X                 621,119        199,185
Danaher Corp.                COMMON   235851102         613    15092 SH       X                  15,092              0
Dell Inc.                    COMMON   24702R101         772    59507 SH       X                  59,507              0
DemandTec Inc.               COMMON   24802R506        4854   515791 SH       X                 391,407        124,384
Dollar Tree Inc.             COMMON   256746108         634    13007 SH       X                  13,007              0
Domino's Pizza Inc.          COMMON   25754A201       14582  1102995 SH       X                 835,350        267,645
E.W. Scripps                 COMMON   811054402       21103  2678021 SH       X               2,026,875        651,146
EMC Corp.                    COMMON   268648102         624    30730 SH       X                  30,730              0
ESCO Technologies            COMMON   296315104       20579   618746 SH       X                 466,753        151,993
East West Bancorp. Inc.      COMMON   27579R104       22967  1410731 SH       X               1,066,308        344,423
Exxon Mobil Corp.            COMMON   30231G102         620    10041 SH       X                  10,041              0
F5 NETWORKS INC              COMMON   315616102         784     7549 SH       X                   7,549              0
FactSet Resh Sys Inc.        COMMON   303075105       24743   304974 SH       X                 230,926         74,048
Forward Air Corp.            COMMON   349853101       24590   945758 SH       X                 715,817        229,941
Franklin Electric Co.        COMMON   353514102       11831   356795 SH       X                 270,190         86,605
Franklin Resources Inc.      COMMON   354613101         559     5222 SH       X                   5,222              0
GAMCO Investors Inc.         COMMON   361438104       18009   467414 SH       X                 353,223        114,191
Gannett Co. Inc.             COMMON   364730101          28     2255 SH       X                       0          2,255
Glacier Bancorp              COMMON   37637Q105       24070  1650059 SH       X               1,259,366        390,693
Google Inc.                  COMMON   38259P508         699     1330 SH       X                   1,330              0
Grand Canyon Education Inc.  COMMON   38526M106       21190   966237 SH       X                 731,541        234,696
Harman Intl Inds Inc         COMMON   413086109       31720   949404 SH       X                 720,197        229,207
Health Management Assoc.     CL A     421933102       24743  3230130 SH       X               2,445,007        785,123
Home Depot Inc.              COMMON   437076102         579    18271 SH       X                  18,271              0
IRON MOUNTAIN INC            COMMON   462846106         388    17342 SH       X                  17,342              0
Ixia                         COMMON   45071R109        8551   689587 SH       X                 523,693        165,894
JPMorgan Chase & Co.         COMMON   46625H100         540    14192 SH       X                  14,192              0
Johnson & Johnson            COMMON   478160104         611     9854 SH       X                   9,854              0
Johnson Controls Inc.        COMMON   478366107         812    26590 SH       X                  24,920          1,670
Joy Global Inc.              COMMON   481165108         785    11169 SH       X                  11,169              0
Kraft Foods Inc.             CL A     50075N104         612    19770 SH       X                  19,770              0
LaSalle Hotel Pptys   COM SH BEN INT  517942108       24512  1047953 SH       X                 793,163        254,790
Lennar Corp.                 CL A     526057104         455    29615 SH       X                  27,905          1,710
Liz Claiborne Inc.           COMMON   539320101       14594  2400333 SH       X               1,817,352        582,981
Lumber Liquidators Holdings ICOMMON   55003T107       23826   969706 SH       X                 734,251        235,455
Markel Corp.                 COMMON   570535104          46      133 SH       X                       0            133
McCormick & Co. Inc.         COMMON   579780206         447    10632 SH       X                  10,632              0
MetLife Inc.                 COMMON   59156R108         610    15863 SH       X                  15,863              0
Microsoft Corp.              COMMON   594918104         485    19787 SH       X                  19,787              0
Mohawk Industries Inc.       COMMON   608190104         579    10868 SH       X                  10,348            520
Morningstar Inc.             COMMON   617700109       25813   579295 SH       X                 440,570        138,725
Mosaic Co.                   COMMON   61945A107         633    10770 SH       X                  10,770              0
National Oilwell Varco Inc.  COMMON   637071101         565    12713 SH       X                  12,713              0
Netezza Corp.                COMMON   64111N101       35102  1302491 SH       X                 969,969        332,522
Netgear Inc.                 COMMON   64111Q104       29576  1095001 SH       X                 828,841        266,160
NuVasive Inc.                COMMON   670704105       21940   624349 SH       X                 472,758        151,591
Nvidia Corp.                 COMMON   67066G104         599    51295 SH       X                  51,295              0
Occidental Petroleum Corp.   COMMON   674599105         505     6433 SH       X                   6,433              0
Philip Morris International  COMMON   718172109         599    10653 SH       X                  10,653              0
Precision Drilling Corp.     COMMON   74022D308       19852  2898106 SH       X               2,189,874        708,232
Quality Systems Inc.         COMMON   747582104       28588   431113 SH       X                 328,653        102,460
Range Resources Corp.        COMMON   75281A109         635    16644 SH       X                  16,644              0
Raymond James Financial Inc. COMMON   754730109       21589   852307 SH       X                 645,093        207,214
Redwood Trust REIT           COMMON   758075402       25229  1744471 SH       X               1,328,718        415,753
Research In Motion Ltd.      COMMON   760975102         391     8022 SH       X                   8,022              0
RightNow Technologies Inc.   COMMON   76657R106       28579  1450727 SH       X               1,097,950        352,777
Royal Gold Inc.              COMMON   780287108       25909   519828 SH       X                 396,534        123,294
ISHARES TR Index       RUSSELL 2000   464287655         195     2896 SH       X                   2,896              0
SPDR SERIES TRUST   KBW REGN BK ETF   78464a698         126     5505 SH       X                   5,505              0
Safeguard Scientifics Inc.   COMMON   786449207          41     3292 SH       X                       0          3,292
Salesforce.com Inc           COMMON   79466L302         194     1732 SH       X                   1,732              0
SeaChange International Inc. COMMON   811699107       15237  2056290 SH       X               1,553,587        502,703
T. Rowe Price Group Inc.     COMMON   74144T108         611    12210 SH       X                  11,330            880
Teleflex Inc.                COMMON   879369106       23826   419619 SH       X                 317,632        101,987
Terex Corp.                  COMMON   880779103       23122  1008798 SH       X                 763,313        245,485
Terremark Worldwide Inc.     COMMON   881448203       16201  1566788 SH       X               1,186,606        380,182
Texas Industries Inc.        COMMON   882491103       22747   721684 SH       X                 546,175        175,509
Texas Roadhouse Inc.         COMMON   882681109       23072  1642107 SH       X               1,253,001        389,106
The Advisory Board Co.       COMMON   00762W107       34847   789288 SH       X                 600,797        188,491
Corporate Executive Brd Co   COMMON   21988R102       28727   910249 SH       X                 692,459        217,790
Treehouse Foods Inc.         COMMON   89469A104       24596   533525 SH       X                 403,838        129,687
United Natural Foods Inc.    COMMON   911163103       20874   630266 SH       X                 477,084        153,182
United Technologies Corp.    COMMON   913017109         604     8486 SH       X                   8,486              0
United Therapeutics Corp.    COMMON   91307C102       15355   274146 SH       X                 207,511         66,635
Vasco Data Sec Intl Inc.     COMMON   92230Y104       13597  2091831 SH       X               1,581,984        509,847
Wabtec Corp.                 COMMON   929740108       24901   521051 SH       X                 394,392        126,659
Washington Post Co.          COMMON   939640108         752     1882 SH       X                   1,740            142
Washington REIT          SH BEN INT   939653101       24374   768181 SH       X                 581,632        186,549
Websense Inc.                COMMON   947684106       20987  1183018 SH       X                 895,778        287,240
Winnebago Industries         COMMON   974637100       13844  1328566 SH       X               1,005,622        322,944
athenahealth Inc.            COMMON   04685W103       28105   851157 SH       X                 644,889        206,268
Dell Inc.                    CALL     24702R901          13      351 SH       X                     351              0
Kraft Foods Inc.             CALL     50075N904          21      118 SH       X                     118              0
Walmart Stores Inc.          CALL     931142903           1      114 SH       X                     114              0

                                                 $1,287,700






